Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,131	$ 1,296
Less: allowance for expected credit losses	(109)	(43)
Total accounts receivable, net	$ 1,022	$ 1,253